Exhibit 99.10 Schedule 3

ASF Loan Number	Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Exception Level	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comments	Loan Status	Moody's Initial Exception Grade	Moody's Final Exception Level Grade	Fitch Initial Exception Grade	Fitch Final Exception Level Grade	S&P Initial Exception Grade	S&P Final Exception Level Grade	Kroll Initial Exception Grade	Kroll Final Exception Level Grade	DBRS Initial Exception Grade	DBRS Final Exception Level Grade
400085868	XXX	XXX	1083691	10/02/2024	Credit	Sidewalk lien on title.	TITL 0015	1	Closed	The certificate of title reflects 4 sidewalk liens, 2 dated 8/xx/2003, one dated 5/xx/2022, and 5/xx/2022 (see p926). Liens are against the building not the unit, but any assessed levy against the unit is not covered by the policy.	12/09/2024	Low DTI - DTI 26.40% up to 43% allowable for FTHB previously living rent free.; Verified reserves - Reserves required $17,822.10 (6 months), reserves documented $48,497.40 (16.33 months); Disposable Income - Residual income $10,772.23, minimum required $1,500.;	12/03/2024 12/02/24 Recd from lender: These are not liens, provided for information only, and responsible to the developer – as all were predated construction.

These have no impact on our lien position or borrower’s position and are covered by HOA/Developer.

													** Finding remains, missing copy of final title policy to verify that liens have been cleared and not affect title.	12/09/2024 - Recd final title policy with no sidewalk lien noted.	Sold	C	A	C	A	C	A	C	A	C	A
400085868	XXX	XXX	1083698	10/02/2024	Credit	Property Type is prohibited	PROP 0002	2	Acknowledged	The subject condo unit is XXX square feet. Per guideline, the minimum size for a condo unit is XXX. No variance approved on the 1008 p4.		Low DTI - DTI 26.40% up to 43% allowable for FTHB previously living rent free.; Verified reserves - Reserves required $17,822.10 (6 months), reserves documented $48,497.40 (16.33 months); Disposable Income - Residual income $10,772.23, minimum required $1,500.;		Client: 12/9/2024 - Lender acknowledged exception per updated 1008	Sold	C	B	C	B	C	B	C	B	C	B
400085868	XXX	XXX	1083706	10/02/2024	Credit	Missing Certificate of Occupancy	PROP 0012	1	Closed	Final inspection expected July 2024 for certificate of occupancy per Condo Questionnaire. Title did not find any COO as of 7/xx/2024 (p351, 1048).	12/23/2024	Low DTI - DTI 26.40% up to 43% allowable for FTHB previously living rent free.; Verified reserves - Reserves required $17,822.10 (6 months), reserves documented $48,497.40 (16.33 months); Disposable Income - Residual income $10,772.23, minimum required $1,500.;	12/03/2024 12/09/24 - COO for xx, exception remains for COO on the building the subject unit is located in, xx

12/02/24 Duplicate copy of the COO dated 07/xx/24 received.  Per the document "NO CERTIFICATE OF OCCUPANCY ISSUED ACCORDING TO THE BUILDING DEPARTMENT INDEX FOLLOWING INFORMATION HAS BEEN FOUND."
NB #xx APPROVED 02/xx/2024
NOT SIGNED OFF
xx

SC# xx COMPLETED 07/xx/2024
CONDO SUBDIVISION FOR 34 UNITS
EFFECTIVE 09/18/2001xx. THESE RECORDS ARE NOW BEING SEARCHED BY THE CITY PERSONNEL AND WE CANNOT ASSURE THE ACCURACY OF THAT RESEARCH.
													Finding remains, Missing valid COO.	12/23/2024 - Recd COO for XXX matching block and lot number.	Sold	C	A	C	A	C	A	C	A	C	A
400085868	XXX	XXX	1083732	10/02/2024	Property	Non-Warrantable Condominium	COND 0011	2	Acknowledged	Subject condo is new construction, no units have closed as of 7/xx/2024 (date of the condo questionnaire p346) and the control of the HOA has not been transferred from the developer to the unit owners (this is estimated to occur in January 2025). Per guidelines, Non-warrantable condo projects can only have one non-warrantable feature per property and require a full review. Max allowed LTV/CLTV 80%.		Low DTI - DTI 26.40% up to 43% allowable for FTHB previously living rent free.; Verified reserves - Reserves required $17,822.10 (6 months), reserves documented $48,497.40 (16.33 months); Disposable Income - Residual income $10,772.23, minimum required $1,500.;		Client: 12/9/2024 - Lender acknowledged exception per updated 1008	Sold	C	B	C	B	C	B	C	B	C	B
400085868	XXX	XXX	1083751	10/02/2024	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed	Fraud report alert regarding public records cleared with the comment that all are released or over 4 years old. XX filing 3/xx/2022 (p14) is neither noted as released nor is it over 4 years old.	12/03/2024	Low DTI - DTI 26.40% up to 43% allowable for FTHB previously living rent free.; Verified reserves - Reserves required $17,822.10 (6 months), reserves documented $48,497.40 (16.33 months); Disposable Income - Residual income $10,772.23, minimum required $1,500.;		12/02/24 Lender response received that the fraud alerts were cleared based on the title company lien and judgment search not returning any findings for the borrower.	Sold	C	A	C	A	C	A	C	A	C	A
400085822	XXX	XXX	1088830	11/20/2024	Credit	Missing Survey or Survey Affidavit	TITL 0013 TITL 0013	1	Closed	Missing copy of survey or survey affidavit.	12/23/2024	Verified credit history - Middle Credit Score 686 > 660 Minimum Required.; Verified reserves - 34.52% DTI < 43% Max Allowed.; Verified employment history - Tape preparer confirms 19 years self-employment for B1.;		12/23/2024 - Recd Survey affidavit	Sold	C	A	C	A	C	A	C	A	C	A
400085822	XXX	XXX	1088831	11/20/2024	Credit	Missing Proof Judgement and/or Tax Lien Paid/Released	CRED 0024	1	Closed	Missing signed and notarized judgement affidavit, as required per title to omit judgment (pg 392,408).	12/09/2024	Verified credit history - Middle Credit Score 686 > 660 Minimum Required.; Verified reserves - 34.52% DTI < 43% Max Allowed.; Verified employment history - Tape preparer confirms 19 years self-employment for B1.;		12/9/2024 - Recd signed and notarized judgement affidavit.	Sold	C	A	C	A	C	A	C	A	C	A
400085822	XXX	XXX	1088879	11/20/2024	Credit	Purchase Contract is Deficient	CRED 0085	1	Closed	Residential Contract of Sale is not dated (pg 92), Contract of Sale made as of June _,2024. Appraisal provides a contract date of 7/xx/2024.	12/03/2024	Verified credit history - Middle Credit Score 686 > 660 Minimum Required.; Verified reserves - 34.52% DTI < 43% Max Allowed.; Verified employment history - Tape preparer confirms 19 years self-employment for B1.;		12/XX/23 Sales contract reflecting date of 06/XX/24 received. Appraisal appears to reflect a non-material typo.	Sold	C	A	C	A	C	A	C	A	C	A
400085822	XXX	XXX	1088890	11/20/2024	Credit	Unacceptable Credit History	CRED 0009	2	Acknowledged	Variance granted for Chapter 7 Bankruptcy discharged 8/2021 < 48 months from closing (377+ months). Comp factors note: Meets Investor Guides and DTI Below 36%.		Verified credit history - Middle Credit Score 686 > 660 Minimum Required.; Verified reserves - 34.52% DTI < 43% Max Allowed.; Verified employment history - Tape preparer confirms 19 years self-employment for B1.;		Client: Lender Acknowledged Exception	Sold	C	B	C	B	C	B	C	B	C	B
400085822	XXX	XXX	1088896	11/20/2024	Credit	Missing Employment doc (VOE)	CRED 0007	2	Acknowledged	Missing internet search on borrowersxx business to evidence an online presence as required per guidelines. Borrowers that lack an online presence or has limited clarity into how they generate business may be required to provide a detailed Letter of Explanation as to how their business operates and generates revenue.	Verified credit history - Middle Credit Score 686 > 660 Minimum Required.; Verified reserves - 34.52% DTI < 43% Max Allowed.; Verified employment history - Tape preparer confirms 19 years self-employment for B1.;	12/03/2024 12/26/2024 - Recd 1008, no comments added regarding acceptance of variance. Exception remains.

12/02/24 Duplicate copy of xx Open Data Search for Sxx-Active received.
** Borrower business per CPA xx
													service. Per guideline "Borrowers that lack an online presence or has limited clarity into how they generate business may be required to provide a detailed Letter of Explanation as to how their business operates and generates revenue." Missing LOE from borrower detailing how their business operates and generates revenue.	Client: Lender Acknowledged Exception	Sold	C	B	C	B	C	B	C	B	C	B
400085822	XXX	XXX	1088898	11/20/2024	Credit	Title Policy - Schedule B Exception	TITL 0014	1	Closed	Missing proof that the right of first refusal reserves to the Homeowners Association will not be exercised (Schedule B # 14), as required per title (pg 395).	12/09/2024	Verified credit history - Middle Credit Score 686 > 660 Minimum Required.; Verified reserves - 34.52% DTI < 43% Max Allowed.; Verified employment history - Tape preparer confirms 19 years self-employment for B1.;		12/9/2024 - Recd HOA Cert reflecting the right of first refusal waived (p4/6)	Sold	C	A	C	A	C	A	C	A	C	A
400091216	XXX	XXX	1092752	12/30/2024	Credit	Title Policy - Schedule B Exception	TITL 0014	1	Closed	Per Certification of Title, Sch B, Item 14 (pg 699), due to the implementation of a new computer system in the Office of the xx County Clerk, searches are not able to be conducted to date for judgments and notices of pendency. Per divorce documentation dated 6/xx/2023 the parties acknowledge there is a pending lawsuit in the County of xx between the borrower-the ex wife and a neighbor concerning an alleged easement to the subject property (page XXX). Missing confirmation that this easement dispute has been resolved and missing verification of any resolution will not affect the subject property.	01/07/2025	Low LTV/CLTV/HCLTV - CLTV of 59.85%. Maximum LTV of 70% for loans to $3,000,000. Subject is $3,950,000. ; Verified housing payment history - 265 months of mortgage history reporting on credit report. 1x30 in 2018 appears to be isolated incident and report states customer disputes. ; Verified reserves - Required reserves of 3 months PITI on subject (due to LTV<60%) $104,592, 2 months on XXX $46,868, 2 months on XXX $53,126. Total required reserves of $204,586. Verified reserves of $2,129,363.;		01/07/25 Recd FTP and Title affidavit confirming no exception to lawsuit. Attestation attests to no current disputes with neighbors.	Sold	C	A	C	A	C	A	C	A	C	A
400091216	XXX	XXX	1092872	01/01/2025	Credit	Missing Divorce Decree and/or Separation Agreement	DD 0001	1	Closed	Judgment of Divorce, xx, is incomplete (pg 46). Divorce documents do not detail if borrower is obligated to pay alimony/maintenance payment to ex-wife, xx, and there is no evidence that she waived any such payments. Missing verification that borrower is not obligated to pay alimony/maintenance payments to first wife, XX.

NOTE: Borrower has 2 Divorce Decrees in file. First divorce dated 5/2015 (pg 46) required $15,000/mo child support. Second divorce dated 6/2023 (pg 80) required $62,500 alimony with no child support.	01/14/2025	Low LTV/CLTV/HCLTV - CLTV of 59.85%. Maximum LTV of 70% for loans to $3,000,000. Subject is $3,950,000. ; Verified housing payment history - 265 months of mortgage history reporting on credit report. 1x30 in 2018 appears to be isolated incident and report states customer disputes. ; Verified reserves - Required reserves of 3 months PITI on subject (due to LTV<60%) $104,592, 2 months on XXX $46,868, 2 months on XXX $53,126. Total required reserves of $204,586. Verified reserves of $2,129,363.;	01/07/2025 01/07/25 Response received from lender: xx Alimony for xx -wife 1. UW noted on 1008 that per NY Divorce guidance, Alimony length is based on time married. Client was 41 at time of divorce, married at 20 years, wife would have rec’d alimony for a max. of 8 years. Alimony would have expired in 2023.
Used child support and 2nd wife alimony in DTI.  No payments to xx (wife 1) noted an provided asset.
													--Finding remains. Missing the settlement agreement as referenced in the judgment of divorce.	01/14/25 Complete copy of the divorce decree received. Alimony payments ended 10/2015.	Sold	C	A	C	A	C	A	C	A	C	A
400091216	XXX	XXX	1092877	01/01/2025	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Borrower qualified on 24 month business bank statements (pg 213-316). Missing xx Bank statement for Jan 2023. QC included balance of $832,199 per worksheet (pg 3). Missing Jan 2023 statement confirming minimum deposits used to qualify.	01/07/2025	Low LTV/CLTV/HCLTV - CLTV of 59.85%. Maximum LTV of 70% for loans to $3,000,000. Subject is $3,950,000. ; Verified housing payment history - 265 months of mortgage history reporting on credit report. 1x30 in 2018 appears to be isolated incident and report states customer disputes. ; Verified reserves - Required reserves of 3 months PITI on subject (due to LTV<60%) $104,592, 2 months on XXX $46,868, 2 months on XXX $53,126. Total required reserves of $204,586. Verified reserves of $2,129,363.;		01/07/24 Jan 2023 statement received.	Sold	C	A	C	A	C	A	C	A	C	A
400091216	XXX	XXX	1092878	01/01/2025	Credit	Guideline Exception(s)	GIDE 0001	2	Acknowledged	Maximum loan amount of $3,000,000. Subject is $xx. 1008 (pg 7) notes variance, however missing lender exception for exceeding maximum loan amount.		Low LTV/CLTV/HCLTV - CLTV of 59.85%. Maximum LTV of 70% for loans to $3,000,000. Subject is $3,950,000. ; Verified housing payment history - 265 months of mortgage history reporting on credit report. 1x30 in 2018 appears to be isolated incident and report states customer disputes. ; Verified reserves - Required reserves of 3 months PITI on subject (due to LTV<60%) $104,592, 2 months on XXX $46,868, 2 months on XXX $53,126. Total required reserves of $204,586. Verified reserves of $2,129,363.;	01/07/2025 01/07/25 Updated 1008 reflecting approved variance for loan amount received.	Client: Lender Acknowledged Exception.	Sold	C	B	C	B	C	B	C	B	C	B
400091216	XXX	XXX	1092879	01/01/2025	Credit	Income Calculation Discrepancy	CRED 0084	1	Closed	Income calculation discrepancies:

1) Lender used incorrect expense ratio: Per bank statement worksheet (pg 3) lender used an expense ratio of 50%. Per CPA and website (pg 208, 739) borrower is in the automotive business with multiple locations. Per guidelines (pg 42) for an xx and with multiple commercial locations the expense ratio should be 90%. CPA (pg 210) states a 30% expense ratio, however no explanation for why this xx network would be operating at a much lower expense ratio than is customary.  UW provided no rational for using 50% ratio vs 30% stated by CPA or the 90% required per guidelines. Missing lender approval to use 50% expense ration with rationale. DTI > 227% with 90% expense ration applied, as per guidelines.

2) Bank statement worksheet (pg 3) states deposits for 12/2023 were $476,717. Actual deposits per statement (pg 297) were $4,743.33.
01/07/2025	Low LTV/CLTV/HCLTV - CLTV of 59.85%. Maximum LTV of 70% for loans to $3,000,000. Subject is $3,950,000. ; Verified housing payment history - 265 months of mortgage history reporting on credit report. 1x30 in 2018 appears to be isolated incident and report states customer disputes. ; Verified reserves - Required reserves of 3 months PITI on subject (due to LTV<60%) $104,592, 2 months on XXX $46,868, 2 months on XXX $53,126. Total required reserves of $204,586. Verified reserves of $2,129,363.;	01/07/2025 01/07/25 Response and updated 1008 received. Per response "Underwriting guidelines outline characteristics for varying expense ratios dependent on business type. The UW MAY choose to apply a ratio other than 50%.

The UW used 50% in this case as this account is not tied to a specific xx – but appears to be a master or owners account.  Expenses for each xx was assumed to be on specific xx accounts – this account appears to have personal expenses coming out – such as alimony.  Hence, the UW deemed 50% was appropriate as xx level expenses are not coming from this account.

At a 70% expense ratio, the DTI would still be below 50% at 49.55% and qualify.

													50% was deemed the most accurate based upon opinion the account used is an ownership account vs. and operating account. "	01/07/25 Updated 1008 reflecting UW rational for using 50% expense factor received.	Sold	C	A	C	A	C	A	C	A	C	A
400091216	XXX	XXX	1092996	01/02/2025	Credit	Underwriting Loan Approval is Deficient	APRV 0010	2	Acknowledged	Per 1008 (pg 7) lender qualified borrower with DTI of 29.6%. 1008 lists total other debt of $86,378.43. QC calculated other debt of $148,878 which matches the total other debt from final 1003 (pg 675). Total debt is all monthly liabilities including alimony and child support plus the PITI expense on other REO. DTI increased from 29.6% to 45.57% due to variance in total debts and difference in income calculation due to bank discrepancy from 12/2023. DTI of 45.57% remains below 50% maximum, however new approval is required reflecting increased DTI. QC DTI of 45.57% is based on 50% expense ratio which is not supported. Refer to CRED 0084.		Low LTV/CLTV/HCLTV - CLTV of 59.85%. Maximum LTV of 70% for loans to $3,000,000. Subject is $3,950,000. ; Verified housing payment history - 265 months of mortgage history reporting on credit report. 1x30 in 2018 appears to be isolated incident and report states customer disputes. ; Verified reserves - Required reserves of 3 months PITI on subject (due to LTV<60%) $104,592, 2 months on XXX $46,868, 2 months on XXX $53,126. Total required reserves of $204,586. Verified reserves of $2,129,363.;		Client: EV2/ Non-Material (Max DTI Allowed 50%)	Sold	C	B	C	B	C	B	C	B	C	B